Average Annual Total Returns - LVIP MFS Value Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	3.66%	10.20%	10.93%	3.40%	9.93%	10.66%	2.80%	9.74%	10.50%